Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 88,721	SFr 75,638	SFr 88,721
of which encumbered	39,105	34,424	39,105
Fair value of collateral received with the right to sell or repledge	289,898	245,276	289,898
of which sold or repledged	144,747	101,330
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	88,721	75,638	88,721
of which encumbered	39,105	34,424	39,105
Fair value of collateral received with the right to sell or repledge	SFr 289,898	245,276	289,898
of which sold or repledged		SFr 101,330	SFr 144,747